Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Weighted Average Assumptions of RPSU Plan Units Under Equity Method

The fair value of the RPSU plan units under the equity method used the following weighted average assumptions:

	Year ended December 31
	2018	2017
Average fair value of units granted (per unit)	$1.23	$2.11
Expected life of units (years)	3.0	3.0
Expected forfeiture rate	5.8%	7.8%

Summary of Stock Option Activity and Related Information

	Year ended December 31
	2018		2017
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	3,662,575	$4.60	7,612,625	$6.01
Exercised	(154,975)	1.20	(1,577,225)	1.44
Forfeited	(1,491,625)	6.27	(2,372,825)	11.22

Outstanding, end of year	2,015,975	$3.62	3,662,575	$4.60

Exercisable, end of year	1,450,800	$4.47	1,980,876	$6.50

Summary of Options Outstanding and Exercisable

		Options Outstanding		Options Exercisable
Range of Grant Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Remaining Contractual Life (years)	Number Exercisable	Weighted Average Exercise Price
$1.00 - $1.99	1,247,225	$1.42	1.8	714,825	$1.48
$2.00 - $4.99	304,050	3.88	1.2	271,275	4.01
$5.00 - $9.99	464,700	9.35	0.3	464,700	9.35

	2,015,975	$3.62	0.8	1,450,800	$4.47

Summary of Share-Based Compensation

Share-based compensation consisted of the following:

	Year ended December 31
	2018	2017
Options	$—	$1
PSU plan	(1)	1
RPSU plan – equity method	7	7
RPSU plan – liability method	—	(1)

Share-based compensation	$6	$8

Restricted share unit plan [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

RPSU plan (number of shares equivalent)	Year ended December 31
	2018	2017
Outstanding, beginning of year	8,397,378	10,199,595
Granted	6,406,210	4,472,510
Vested	(3,602,134)	(3,935,186)
Forfeited	(2,555,038)	(2,339,541)

Outstanding, end of year	8,646,416	8,397,378

Outstanding units – liability method	28,832	730,297
Outstanding units – equity method	8,617,584	7,667,081

	As at December 31
RPSU plan obligation:	2018	2017
Current liability (1)	$—	$1
Non-current liability	$—	$—

(1)	Included within Accounts payable and accrued liabilities in 2017.

PSU Plan [member] | Options granted prior to June 2017 [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
PSU awards (number of shares equivalent)	2018	2017
Outstanding, beginning of year	1,539,000	1,855,500
Granted	—	569,000
Vested	(424,200)	(638,750)
Forfeited	(284,000)	(246,750)

Outstanding, end of year	830,800	1,539,000

	As at December 31
PSU obligation:	2018	2017
Non-current liability	$—	$1

PSU Plan [member] | Options granted from June 2017 [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
PSU awards (number of shares equivalent)	2018	2017
Outstanding, beginning of year	—	—
Granted	1,141,900	—

Outstanding, end of year	1,141,900	—

	As at December 31
PSU obligation:	2018	2017
Non-current liability	$—	$—